Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	$ 638,827	$ 605,342
Matrix and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	161,947	147,662
Sapiens and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	320,448	306,684
Magic Software and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	153,706	150,808
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially owned subsidiaries [Line Items]
Non-controlling interest	$ 2,726	$ 188